CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 89,517	$ 30,901
Restricted cash	1,559	1,606
Accounts receivable	2,401	920
Inventories	10,587	11,261
Prepaid expenses and other current assets	9,674	5,053
Total current assets	113,738	49,741
Property and equipment, net	1,071	2,209
Intangible assets, net	215	232
Goodwill	690	690
Long-term rental deposit	638	658
Long-term investment	1,849	1,963
TOTAL ASSETS	118,201	55,493
Current Liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $22 and $20 as of December 31, 2015 and December 31,2016, respectively)	22,523	29,351
Advance from customers (including advance from customers of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of nil and nil as of December 31, 2015 and December 31, 2016, respectively)	8,758	8,282
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $1,760 and $1,537 as of December 31, 2015 and December 31, 2016, respectively)	21,084	19,983
Total current liabilities	52,365	57,616
TOTAL LIABILITIES	52,365	57,616
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares ($0.000067 par value; 750,000,000 shares authorized; 101,847,447 and 145,754,507 shares issued as of December 31, 2015 and December 31, 2016, respectively; 94,456,773 and 137,820,605 shares outstanding as of December 31, 2015 and December 31, 2016, respectively)	10	7
Additional paid-in capital	236,949	159,190
Treasury shares, at cost (7,390,674 and 7,933,902 shares as of December 31, 2015 and December 31, 2016, respectively)	(20,806)	(19,996)
Accumulated deficit	(149,738)	(141,015)
Accumulated other comprehensive loss	(579)	(309)
TOTAL SHAREHOLDERS' EQUITY (DEFICIT)	65,836	(2,123)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 118,201	$ 55,493